CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value	₪ 0.3333	₪ 0.3333
Common stock, shares authorized	60,000,000	60,000,000
Common stock, shares issued	23,475,431	23,475,431
Common stock, shares outstanding	23,475,431	23,475,431
Treasury stock, shares	2,662,125	2,662,125